Cover	Jul. 07, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 07, 2025
Entity File Number	001-8966
Entity Registrant Name	H2O America
Entity Central Index Key	0000766829
Entity Tax Identification Number	77-0066628
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	110 West Taylor Street
Entity Address, City or Town	San Jose
Entity Address, Country	CA
Entity Address, Postal Zip Code	95110
City Area Code	408
Local Phone Number	279-7800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	HTO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false